Share-based Payments	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Share-based Payments
SHARE-BASED PAYMENTS

	US Dollars
Figures in millions	2019	2018	2017
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	6	20	26
Deferred Share Plan (DSP)	13	—	—
Other	2	2	—
	21	22	26
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	21	13	7
Total share-based payment expense (note 10)	42	35	33
Equity-settled incentive schemes

Equity schemes include the Bonus Share Plan (BSP), Deferred Share Plan (DSP), Long Term Incentive Plan (LTIP) and the Co-Investment Plan (CIP).

Bonus Share Plan (BSP)

Award date (unvested awards and awards vested during the year)	2019	2018		2017
Calculated fair value		R	119.14	R	152.87
Vesting date 50%		22 Feb 2019		1 Mar 2018
Vesting date 50%		22 Feb 2020		1 Mar 2019
Expiry date		22 Feb 2028		1 Mar 2027

	Number of shares
	2019	2018	2017
Awards outstanding at beginning of year	4,557,919	4,479,679	4,198,285
Awards granted during the year	—	2,492,584	1,926,549
Awards lapsed during the year	(109,065)	(359,343)	(218,601)
Awards exercised during the year	(2,307,439)	(2,055,001)	(1,426,554)
Awards outstanding at end of year	2,141,415	4,557,919	4,479,679
Awards exercisable at end of year	1,207,936	1,588,512	1,904,021

Cash awards granted under the bonus share plan, outstanding at year end 31 December 2019 amount to 12,295 (2018: 33,046; 2017: 23,666) and an amount of 20,751 cash awards vested and are deemed settled for the year ended 31 December 2019 (2018: 15,209, 2017: 6,754)
Deferred Share Plan (DSP)
The Deferred Share Plan (DSP) was implemented with effect from 1 January 2018, with the first awards for the scheme allocated in March 2019. This represents a single scheme under which share awards will be allocated to certain employees from 2019 onwards, vesting equally over a period of 2, 3 and 5 years depending on the level of seniority of the participant.

Equity-settled incentive schemes (continued)

Award date (unvested awards and awards vested during the year)	2019
Calculated fair value	R	204.42

DSP 2 year
Vesting date 50%	21 Feb 2020
Vesting date 50%	21 Feb 2021

DSP 3 year
Vesting date 33%	21 Feb 2020
Vesting date 33%	21 Feb 2021
Vesting date 34%	21 Feb 2022

DSP 5 year
Vesting date 20%	21 Feb 2020
Vesting date 20%	21 Feb 2021
Vesting date 20%	21 Feb 2022
Vesting date 20%	21 Feb 2023
Vesting date 20%	21 Feb 2024

Expiry date	21 Feb 2029

Number of shares
2019
Awards outstanding at beginning of year
Awards granted during the year	1,669,191
Awards lapsed during the year	(55,208)
Awards exercised during the year	(14,623)
Awards outstanding at end of year	1,599,360

Long Term Incentive Plan (LTIP)

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2019	2018	2017
Awards outstanding at beginning of year	447,842	2,466,357	4,363,330
Awards lapsed during the year	—	(1,186,330)	(1,512,857)
Awards exercised during the year	(218,203)	(832,185)	(384,116)
Awards outstanding at end of year	229,639	447,842	2,466,357
Awards exercisable at end of year	229,639	447,842	455,914

Equity-settled incentive schemes (continued)

Co-Investment Plan (CIP)

	Number of shares
	2019	2018	2017
Awards outstanding at beginning of year	112,578	95,378	97,651
Awards granted during the year	—	80,809	112,105
Awards lapsed during the year	(16,500)	(11,633)	(62,775)
Awards matched during the year	(72,151)	(51,976)	(51,603)
Awards outstanding at end of year	23,927	112,578	95,378
Cash-Settled Long Term Incentive Plan (CSLTIP)

There were no changes to rules or practices within the CSLTIP scheme, and no awards during 2018 and 2019.

Award date (unvested awards and awards vested during the year)
	2017	2016
Vesting date	1 March 2020	1 March 2019

	Number of units
	2019	2018	2017
Share units outstanding at beginning of year	3,815,761	4,469,618	2,464,630
Share units granted during the year	—	—	2,572,437
Share units lapsed during the year	(1,305,761)	(611,265)	(507,597)
Share units exercised during the year	(1,029,438)	(42,592)	(59,852)
Share units outstanding at end of year	1,480,562	3,815,761	4,469,618

The closing share price at 31 December 2019 is R316.50 (2018: R181.75; 2017: R128.62).